Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Magnera Corporation 401(k) Savings Plan
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
December 31, 2025

Employer Identification Number: 23-0628360
Plan Number: 017

(a)	(b)	(c)	(d)	(e)
*		Description of Investment including
	Identity of Issuer, Borrower,	Maturity Date, Rate of Interest,
	Lessor, or Similar Party	Collateral, Par, or Maturity Value	Cost	Current Value
	Schwab Indexed Retirement Trust Fund 2020	Common Collective Trust	N/A	$3,071,586
	Schwab Indexed Retirement Trust Fund 2025	Common Collective Trust	N/A	6,277,472
	Schwab Indexed Retirement Trust Fund 2030	Common Collective Trust	N/A	10,983,027
	Schwab Indexed Retirement Trust Fund 2035	Common Collective Trust	N/A	12,843,027
	Schwab Indexed Retirement Trust Fund 2040	Common Collective Trust	N/A	7,280,769
	Schwab Indexed Retirement Trust Fund 2045	Common Collective Trust	N/A	5,481,352
	Schwab Indexed Retirement Trust Fund 2050	Common Collective Trust	N/A	3,226,094
	Schwab Indexed Retirement Trust Fund 2055	Common Collective Trust	N/A	2,526,706
	Schwab Indexed Retirement Trust Fund 2060	Common Collective Trust	N/A	3,387,086
	Vanguard FTSE Social Index Fund Admiral	Mutual Fund	N/A	675,738
	Vanguard Total International Stock Index Fund	Mutual Fund	N/A	3,374,809
	Vanguard Equity Income Admiral Shares	Mutual Fund	N/A	3,676,216
	Vanguard Federal Money Market Fund	Money Market	N/A	68
	Vanguard Extended Market Index Fund; Institutional Shares	Mutual Fund	N/A	8,646,262
	Goldman Sachs Small/Mid Cap Growth Fund; R6	Mutual Fund	N/A	1,120,687
	Diamond Hill Small-Mid Cap Fund; Y	Mutual Fund	N/A	1,767,242
*	Magnera Corporation	Common stock	N/A	124,570
*	Fidelity Intermediate Bond Fund	Mutual Fund	N/A	2,988,865
*	Fidelity Puritan Fund; K	Mutual Fund	N/A	3,478,003
*	Fidelity US Bond Index Fund	Mutual Fund	N/A	2,313,980
*	Fidelity 500 Index Fund	Mutual Fund	N/A	26,088,555
*	Fidelity Government Money Market Fund Premium Class	Money Market	N/A	6,432,376
*	Fidelity Large Cap Growth Index Fund	Mutual Fund	N/A	24,614,456
*	Participant Loans	4.25% - 9.50%; maturing 2026 through 2037	N/A	2,123,752
			TOTAL	$142,502,698

*   denotes party-in-interest